Restatement of Previously Issued Financial Statements - Schedule of Restatement of Balance Sheet (Detail) - USD ($)	Sep. 30, 2021		Jun. 30, 2021	Mar. 31, 2021	Mar. 25, 2021	Dec. 31, 2020		Sep. 30, 2020	Aug. 07, 2020	Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Balance Sheet
Total assets	$ 21,955,877,000	[1]				$ 25,356,334,000	[1],[2]				$ 31,147,814,000	[2]
Total liabilities	23,970,957,000	[1]				24,981,917,000	[1],[2]				28,016,842,000	[2]
Stockholders' equity (deficit)
Additional paid-in capital	2,776,772,000					2,188,319,000					1,879,838,000
Accumulated deficit	(13,427,090,000)					(9,703,490,000)					(6,574,322,000)
Total stockholders' equity (deficit)	(10,670,424,000)					(7,671,923,000)				$ (5,692,452,000)	(4,374,712,000)		$ (2,458,576,000)	$ (1,302,451,000)
Total liabilities, Class A common stock subject to possible redemption and stockholders' equity (deficit)	21,955,877,000					25,356,334,000					31,147,814,000
BOWX ACQUISITION CORP [Member]
Balance Sheet
Total assets	483,561,501					484,520,512
Total liabilities	39,314,750					30,408,662
Class A common stock subject to possible redemption	483,000,000					483,000,000
Stockholders' equity (deficit)
Preferred stock
Accumulated deficit	(38,754,457)					(28,889,358)
Total stockholders' equity (deficit)	(38,753,249)					(28,888,150)
Total liabilities, Class A common stock subject to possible redemption and stockholders' equity (deficit)	483,561,501					484,520,512
Common Class A [Member]
Stockholders' equity (deficit)
Common stock value	177,000				$ 9,000,000,000.0	42,000					41,000
Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Balance Sheet
Class A common stock subject to possible redemption						483,000,000
Stockholders' equity (deficit)
Common stock value						0
Common Class B [Member]
Stockholders' equity (deficit)
Common stock value						129,000					$ 129,000
Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' equity (deficit)
Common stock value	$ 1,208					1,208
As Previously Reported | BOWX ACQUISITION CORP [Member]
Balance Sheet
Total assets			$ 483,900,536	$ 484,346,355		484,520,512		$ 484,512,579	$ 422,012,234
Total liabilities			46,589,547	35,851,651		30,408,662		26,927,974	22,988,438
Class A common stock subject to possible redemption			432,310,980	443,494,700		449,111,840		452,584,600	394,023,790
Stockholders' equity (deficit)
Preferred stock			0	0		0			0
Additional paid-in capital			26,609,471	15,425,863		9,808,779		6,336,054	5,058,747
Accumulated deficit			(21,611,177)	(10,427,462)		(4,810,316)		(1,337,561)	(60,209)
Total stockholders' equity (deficit)						5,000,010		5,000,005	5,000,006
Total liabilities, Class A common stock subject to possible redemption and stockholders' equity (deficit)			483,900,536	484,346,355		484,520,512		484,512,579	422,012,234
As Previously Reported | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' equity (deficit)
Common stock value			507	395		339		304	260
As Previously Reported | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' equity (deficit)
Common stock value			1,208	1,208		1,208		1,208	1,208
Restatement Adjustment | BOWX ACQUISITION CORP [Member]
Balance Sheet
Total assets						0			0
Total liabilities						0			0
Class A common stock subject to possible redemption						33,888,160		30,415,400	88,976,210
Stockholders' equity (deficit)
Preferred stock						0			0
Additional paid-in capital						(9,808,779)		(6,336,054)	(5,058,747)
Accumulated deficit						(24,079,042)		(24,079,042)	(83,917,203)
Total stockholders' equity (deficit)						(33,888,160)		(30,415,400)	(88,976,210)
Total liabilities, Class A common stock subject to possible redemption and stockholders' equity (deficit)						0			0
Restatement Adjustment | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' equity (deficit)
Common stock value						(339)		(304)	(260)
Restatement Adjustment | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' equity (deficit)
Common stock value						0			0
As Restated | BOWX ACQUISITION CORP [Member]
Balance Sheet
Total assets			483,900,536	484,346,355		484,520,512		484,512,579	422,012,234
Total liabilities			46,589,547	35,851,651		30,408,662		26,927,974	22,988,438
Class A common stock subject to possible redemption			483,000,000	483,000,000		483,000,000		483,000,000	483,000,000
Stockholders' equity (deficit)
Preferred stock			0	0		0			0
Additional paid-in capital			0	0		0			0
Accumulated deficit			(45,690,219)	(34,506,504)		(28,889,358)		(25,416,603)	(83,977,412)
Total stockholders' equity (deficit)						(28,888,150)		(25,415,395)	(83,976,204)
Total liabilities, Class A common stock subject to possible redemption and stockholders' equity (deficit)			483,900,536	484,346,355		484,520,512		484,512,579	422,012,234
As Restated | Common Class A [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' equity (deficit)
Common stock value			0	0		0			0
As Restated | Common Class B [Member] | BOWX ACQUISITION CORP [Member]
Stockholders' equity (deficit)
Common stock value			$ 1,208	$ 1,208		$ 1,208		$ 1,208	$ 1,208

[1]	The Company’s condensed consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of September 30, 2021 and December 31, 2020, total assets of consolidated VIEs, after intercompany eliminations, were $2.9 billion and $2.1 billion, respectively, including $100.7 million and $166.6 million of cash and cash equivalents, respectively, and $10.1 million and $10.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $2.5 billion and $1.7 billion as of September 30, 2021 and December 31, 2020, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $13.5 million and $14.6 billion as of September 30, 2021 and December 31, 2020, respectively, provided by Legacy WeWork to certain landlords of the VIEs. See Note 5 for additional details.
[2]	The Company’s consolidated balance sheets include assets and liabilities of consolidated variable interest entities (“VIEs”). As of December 31, 2020 and 2019, total assets of consolidated VIEs, after intercompany eliminations, were $2.1 billion and $6.7 billion respectively, including $166.6 million and $417.7 million of cash and cash equivalents, respectively, and $10.0 million and $94.0 million of restricted cash, respectively. Total liabilities of consolidated VIEs, after intercompany eliminations, were $1.7 billion and $5.4 billion as of December 31, 2020 and 2019, respectively. Creditors of VIEs do not have recourse against the general credit of the Company, except relating to certain lease guarantees totaling $14.6 million and $36.3 million as of December 31, 2020 and 2019, respectively, provided by WeWork Inc. to certain landlords of the VIEs. See Note 6 for additional details.